Accounts receivable, net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts receivable, net
9.	Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Accounts receivable	389,074	476,611
Allowance for doubtful accounts	(38,214)	(51,719)
Accounts receivable, net	350,860	424,892

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Balance at beginning of year	—	38,214
Addition due to acquisition	29,430	—
Provisions	15,951	14,694
Reversals	(4,279)	(957)
Write-offs	(2,888)	(232)
Balance at end of year	38,214	51,719